Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information

The following tables set forth our financial performance by segment. We manage our operations through two segments—U.S. and International.

	Nine Months Ended
	September 30,
(in millions)	2014	2013
Revenues:
U.S.	$842.4	$827.6
International	116.4	122.5
Total revenues	$958.8	$950.1

We present Operating income (loss) before Depreciation, Amortization, Net gain (loss) on dispositions, Stock-based compensation, Restructuring charges and Acquisition costs (“Adjusted OIBDA”) as the primary measure of profit and loss for our operating segments in accordance with FASB guidance for segment reporting.

	Nine Months Ended
	September 30,
(in millions)	2014	2013
Net income	$279.1	$93.5
(Benefit) provision for income taxes	(202.9)	70.5
Equity in earnings of investee companies, net of tax	(1.4)	(1.9)
Interest expense (income), net	57.3	—
Other (income) expense, net	0.5	—
Operating income	132.6	162.1
Restructuring charges(a)	6.2	—
Acquisition costs(a)	1.4	—
Net gain on dispositions	(1.4)	(9.8)
Depreciation and amortization	146.6	146.5
Stock-based compensation(a)	7.4	5.8
Total Adjusted OIBDA	$292.8	$304.6

Adjusted OIBDA:
U.S.	$293.0	$300.2
International	16.9	20.0
Corporate	(17.1)	(15.6)
Total Adjusted OIBDA	$292.8	$304.6

(a)	Restructuring charges (including stock-based compensation of $3.5 million), costs related to the Acquisition and stock-based compensation are classified as Corporate expense.

	Nine Months Ended
	September 30,
(in millions)	2014	2013
Operating income (loss):
U.S.	$168.5	$185.4
International	(3.8)	(1.9)
Corporate	(32.1)	(21.4)
Total operating income	$132.6	$162.1

Net (gain) loss on dispositions:
U.S.	$(1.3)	$(10.0)
International	(0.1)	0.2
Total gain on dispositions	$(1.4)	$(9.8)

Depreciation and amortization:
U.S.	$125.8	$124.8
International	20.8	21.7
Total depreciation and amortization	$146.6	$146.5

Capital expenditures:
U.S.	$37.4	$37.1
International	6.2	4.4
Total capital expenditures	$43.6	$41.5

	As of
(in millions)	September 30, 2014	December 31, 2013
Assets:
U.S.	$2,967.0	$3,027.6
International	297.3	327.9
Corporate	258.5	—
Total assets	$3,522.8	$3,355.5

SEGMENT INFORMATION
The following tables set forth the Company’s financial performance by segment. The Company manages its operations through two segments—United States and International.

Year Ended December 31,	2013	2012	2011
Revenues:
United States	$1,130.1	$1,098.6	$1,051.5
International	163.9	186.0	225.6
Total revenues	$1,294.0	$1,284.6	$1,277.1

The Company presents operating income (loss) before depreciation and amortization (“OIBDA”), net gain (loss) on dispositions, stock-based compensation and restructuring charges (“Adjusted OIBDA”) as the primary measure of profit and loss for its operating segments in accordance with FASB guidance for segment reporting. The Company believes the presentation of Adjusted OIBDA is relevant and useful for users because it allows users to view segment performance in a manner similar to the primary method used by the Company’s management and enhances their ability to understand the Company’s operating performance.

Year Ended December 31,	2013	2012	2011
Adjusted OIBDA:
United States	$406.4	$385.4	$364.7
International	29.1	30.5	57.2
Corporate	(20.7)	(7.5)	(7.6)
Total Adjusted OIBDA	414.8	408.4	414.3
Restructuring charges	—	(2.5)	(3.0)
Net gain (loss) on dispositions	27.3	(2.2)	(2.0)
Depreciation	(104.5)	(105.9)	(109.0)
Amortization	(91.3)	(90.9)	(102.9)
Stock-based compensation(a)	(7.5)	(5.7)	(5.0)
Operating income	238.8	201.2	192.4
Other income (expense), net	(1.2)	(1.0)	0.8
Income before income taxes and equity in earnings of investee companies	237.6	200.2	193.2
Provision for income taxes	(96.6)	(89.0)	(87.8)
Equity in earnings of investee companies, net of tax	2.5	2.2	1.7
Net income	$143.5	$113.4	$107.1

(a)	Stock-based compensation is classified as a Corporate expense.

Year Ended December 31,	2013	2012	2011
Operating income (loss):
United States	$267.1	$216.4	$192.2
International	(0.1)	(2.0)	12.8
Corporate	(28.2)	(13.2)	(12.6)
Total operating income	$238.8	$201.2	$192.4

Year Ended December 31,	2013	2012	2011
Depreciation and amortization:
United States	$166.8	$165.6	$168.2
International	29.0	31.2	43.7
Total depreciation and amortization	$195.8	$196.8	$211.9

Year Ended December 31,	2013	2012	2011
Capital expenditures:
United States	$54.1	$42.5	$36.8
International	6.8	5.7	6.8
Total capital expenditures	$60.9	$48.2	$43.6

At December 31,	2013	2012
Assets:
United States	$3,027.6	$3,114.4
International	327.9	350.5
Total assets	$3,355.5	$3,464.9

Year Ended December 31,	2013	2012	2011
Revenues: (a)
United States	$1,130.1	$1,098.6	$1,051.5
Canada	84.7	99.2	138.1
Latin America	79.2	86.8	87.5
Total revenues	$1,294.0	$1,284.6	$1,277.1

(a)	Revenues classifications are based on customers’ locations.

At December 31,	2013	2012
Long-lived assets: (a)
United States	$2,768.5	$2,782.7
Canada	138.1	193.7
Latin America	107.6	159.3
Total long-lived assets	$3,014.2	$3,135.7

(a)	Reflects total assets less current assets, investments and noncurrent deferred tax assets.